Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2024-C63
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-C63

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: Bradley J. Horn		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17
			Attention: Andrew Hundertmark		ahundertmark@argenticservices.com;
Historical Detail	18				jmayfield@argenticservices.com
Delinquency Loan Detail	19		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Collateral Stratification and Historical Detail	20	Special Servicer
Specially Serviced Loan Detail - Part 1	21		Tom Klump	(703) 302-8080	tklump@ncb.coop
Specially Serviced Loan Detail - Part 2	22		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Bond / Collateral Loss Reconciliation Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26	Trustee	Computershare Trust Company, N.A.
Supplemental Notes	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		NCB Co-Trustee	Deutsche Bank National Trust Company
			Attention: Trust Administration		cmbsadmin@list.db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94990FAA9	4.894000%	9,518,000.00	6,304,551.98	131,833.35	25,712.06	0.00	0.00	157,545.41	6,172,718.63	30.14%	30.00%
A-3	94990FAB7	5.649000%	65,000,000.00	65,000,000.00	0.00	305,987.50	0.00	0.00	305,987.50	65,000,000.00	30.14%	30.00%
A-SB	94990FAC5	5.398000%	15,597,000.00	15,597,000.00	0.00	70,160.51	0.00	0.00	70,160.51	15,597,000.00	30.14%	30.00%
A-4	94990FAD3	5.031000%	100,986,000.00	100,986,000.00	0.00	423,383.80	0.00	0.00	423,383.80	100,986,000.00	30.14%	30.00%
A-5	94990FAE1	5.309000%	308,671,000.00	308,671,000.00	0.00	1,365,611.95	0.00	0.00	1,365,611.95	308,671,000.00	30.14%	30.00%
A-S	94990FAH4	5.820000%	101,739,000.00	101,739,000.00	0.00	493,434.15	0.00	0.00	493,434.15	101,739,000.00	15.82%	15.75%
B	94990FAJ0	6.120000%	32,128,000.00	32,128,000.00	0.00	163,852.80	0.00	0.00	163,852.80	32,128,000.00	11.30%	11.25%
C	94990FAK7	6.116000%	18,742,000.00	18,742,000.00	0.00	95,521.73	0.00	0.00	95,521.73	18,742,000.00	8.67%	8.63%
D	94990FAQ4	4.000000%	11,601,000.00	11,601,000.00	0.00	38,670.00	0.00	0.00	38,670.00	11,601,000.00	7.03%	7.00%
E	94990FAS0	4.000000%	7,140,000.00	7,140,000.00	0.00	23,800.00	0.00	0.00	23,800.00	7,140,000.00	6.03%	6.00%
F	94990FAU5	4.000000%	13,387,000.00	13,387,000.00	0.00	44,623.33	0.00	0.00	44,623.33	13,387,000.00	4.14%	4.13%
G-RR	94990FAW1	6.505703%	8,924,000.00	8,924,000.00	0.00	48,380.75	0.00	0.00	48,380.75	8,924,000.00	2.89%	2.88%
J-RR*	94990FAY7	6.505703%	20,527,138.00	20,527,138.00	0.00	111,286.23	0.00	0.00	111,286.23	20,527,138.00	0.00%	0.00%
R	94990FBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			713,960,138.00	710,746,689.98	131,833.35	3,210,424.81	0.00	0.00	3,342,258.16	710,614,856.63

X-A	94990FAF8	1.211208%	499,772,000.00	496,558,551.98	0.00	501,196.42	0.00	0.00	501,196.42	496,426,718.63
X-B	94990FAG6	0.586194%	152,609,000.00	152,609,000.00	0.00	74,548.74	0.00	0.00	74,548.74	152,609,000.00
X-D	94990FAL5	2.505703%	18,741,000.00	18,741,000.00	0.00	39,132.82	0.00	0.00	39,132.82	18,741,000.00
X-F	94990FAN1	2.505703%	13,387,000.00	13,387,000.00	0.00	27,953.21	0.00	0.00	27,953.21	13,387,000.00
Notional SubTotal			684,509,000.00	681,295,551.98	0.00	642,831.19	0.00	0.00	642,831.19	681,163,718.63

Deal Distribution Total					131,833.35	3,853,256.00	0.00	0.00	3,985,089.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94990FAA9	662.38201093	13.85095083	2.70141416	0.00000000	0.00000000	0.00000000	0.00000000	16.55236499	648.53106010
A-3	94990FAB7	1,000.00000000	0.00000000	4.70750000	0.00000000	0.00000000	0.00000000	0.00000000	4.70750000	1,000.00000000
A-SB	94990FAC5	1,000.00000000	0.00000000	4.49833365	0.00000000	0.00000000	0.00000000	0.00000000	4.49833365	1,000.00000000
A-4	94990FAD3	1,000.00000000	0.00000000	4.19249995	0.00000000	0.00000000	0.00000000	0.00000000	4.19249995	1,000.00000000
A-5	94990FAE1	1,000.00000000	0.00000000	4.42416667	0.00000000	0.00000000	0.00000000	0.00000000	4.42416667	1,000.00000000
A-S	94990FAH4	1,000.00000000	0.00000000	4.85000000	0.00000000	0.00000000	0.00000000	0.00000000	4.85000000	1,000.00000000
B	94990FAJ0	1,000.00000000	0.00000000	5.10000000	0.00000000	0.00000000	0.00000000	0.00000000	5.10000000	1,000.00000000
C	94990FAK7	1,000.00000000	0.00000000	5.09666684	0.00000000	0.00000000	0.00000000	0.00000000	5.09666684	1,000.00000000
D	94990FAQ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	94990FAS0	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	94990FAU5	1,000.00000000	0.00000000	3.33333308	0.00000000	0.00000000	0.00000000	0.00000000	3.33333308	1,000.00000000
G-RR	94990FAW1	1,000.00000000	0.00000000	5.42141977	0.00000000	0.00000000	0.00000000	0.00000000	5.42141977	1,000.00000000
J-RR	94990FAY7	1,000.00000000	0.00000000	5.42141968	0.00000000	0.01473172	0.00000000	0.00000000	5.42141968	1,000.00000000
R	94990FBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94990FAF8	993.57017196	0.00000000	1.00285014	0.00000000	0.00000000	0.00000000	0.00000000	1.00285014	993.30638497
X-B	94990FAG6	1,000.00000000	0.00000000	0.48849504	0.00000000	0.00000000	0.00000000	0.00000000	0.48849504	1,000.00000000
X-D	94990FAL5	1,000.00000000	0.00000000	2.08808601	0.00000000	0.00000000	0.00000000	0.00000000	2.08808601	1,000.00000000
X-F	94990FAN1	1,000.00000000	0.00000000	2.08808620	0.00000000	0.00000000	0.00000000	0.00000000	2.08808620	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	25,712.06	0.00	25,712.06	0.00	0.00	0.00	25,712.06	0.00
A-3	07/01/26 - 07/30/26	30	0.00	305,987.50	0.00	305,987.50	0.00	0.00	0.00	305,987.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	70,160.51	0.00	70,160.51	0.00	0.00	0.00	70,160.51	0.00
A-4	07/01/26 - 07/30/26	30	0.00	423,383.80	0.00	423,383.80	0.00	0.00	0.00	423,383.80	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,365,611.95	0.00	1,365,611.95	0.00	0.00	0.00	1,365,611.95	0.00
X-A	07/01/26 - 07/30/26	30	0.00	501,196.42	0.00	501,196.42	0.00	0.00	0.00	501,196.42	0.00
X-B	07/01/26 - 07/30/26	30	0.00	74,548.74	0.00	74,548.74	0.00	0.00	0.00	74,548.74	0.00
X-D	07/01/26 - 07/30/26	30	0.00	39,132.82	0.00	39,132.82	0.00	0.00	0.00	39,132.82	0.00
X-F	07/01/26 - 07/30/26	30	0.00	27,953.21	0.00	27,953.21	0.00	0.00	0.00	27,953.21	0.00
A-S	07/01/26 - 07/30/26	30	0.00	493,434.15	0.00	493,434.15	0.00	0.00	0.00	493,434.15	0.00
B	07/01/26 - 07/30/26	30	0.00	163,852.80	0.00	163,852.80	0.00	0.00	0.00	163,852.80	0.00
C	07/01/26 - 07/30/26	30	0.00	95,521.73	0.00	95,521.73	0.00	0.00	0.00	95,521.73	0.00
D	07/01/26 - 07/30/26	30	0.00	38,670.00	0.00	38,670.00	0.00	0.00	0.00	38,670.00	0.00
E	07/01/26 - 07/30/26	30	0.00	23,800.00	0.00	23,800.00	0.00	0.00	0.00	23,800.00	0.00
F	07/01/26 - 07/30/26	30	0.00	44,623.33	0.00	44,623.33	0.00	0.00	0.00	44,623.33	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	48,380.75	0.00	48,380.75	0.00	0.00	0.00	48,380.75	0.00
J-RR	07/01/26 - 07/30/26	30	300.77	111,286.23	0.00	111,286.23	0.00	0.00	0.00	111,286.23	302.40
Totals			300.77	3,853,256.00	0.00	3,853,256.00	0.00	0.00	0.00	3,853,256.00	302.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,985,089.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,871,539.87	Master Servicing Fee	8,674.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator & Trustee Fee	7,400.19
Interest Adjustments	0.00	Co-Trustee Fee	850.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.02
ARD Interest	0.00	Operating Advisor Fee	1,052.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,871,539.87	Total Fees	18,283.87

Principal		Expenses/Reimbursements
Scheduled Principal	131,833.35	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	131,833.35	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,853,256.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	131,833.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,985,089.35
Total Funds Collected	4,003,373.22	Total Funds Distributed	4,003,373.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	710,746,690.85	710,746,690.85	Beginning Certificate Balance	710,746,689.98
(-) Scheduled Principal Collections	131,833.35	131,833.35	(-) Principal Distributions	131,833.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	710,614,857.50	710,614,857.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	710,746,690.85	710,746,690.85	Ending Certificate Balance	710,614,856.63
Ending Actual Collateral Balance	710,614,857.50	710,614,857.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	5,000,000 or less	16	35,423,532.66	4.98%	94	6.1516	1.921577	1.50 or less	13	134,417,143.94	18.92%	96	6.4632	1.036189
5,000,001 to 15,000,000		15	148,549,918.74	20.90%	95	6.4729	1.867346	1.51 to 2.00	9	285,060,867.51	40.11%	87	6.5894	1.700490
15,000,001 to 30,000,000		9	211,090,993.37	29.71%	95	6.1996	2.237951	2.01 to 2.50	13	76,000,000.00	10.69%	94	5.8367	2.178758
30,000,001 to 50,000,000		5	197,550,412.73	27.80%	95	6.4036	2.002618	2.51 to 3.00	9	175,341,644.10	24.67%	95	6.1681	2.709537
	50,000,001 or greater	2	118,000,000.00	16.61%	75	6.2876	1.709074	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463	3.51 to 4.00	3	39,795,201.95	5.60%	96	5.6001	3.780810
								4.01 to 14.00	0	0.00	0.00%	0	0.0000	0.000000
								14.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	4	62,750,000.00	8.83%	96	5.9371	2.813464
							Industrial	1	65,000,000.00	9.15%	59	5.8331	1.586500
California	5	120,000,000.00	16.89%	76	5.7565	2.045562
							Lodging	5	134,574,051.55	18.94%	95	6.4471	2.314354
Florida	12	46,000,000.00	6.47%	94	5.9480	2.092187
							Mixed Use	2	42,000,000.00	5.91%	95	6.6691	2.132752
Illinois	1	20,000,000.00	2.81%	96	6.8530	1.536500
							Multi-Family	12	119,301,982.31	16.79%	96	6.4446	1.165594
Maryland	1	53,000,000.00	7.46%	95	6.8450	1.859400
							Office	8	146,588,823.64	20.63%	96	6.1741	2.449910
Michigan	1	8,400,000.00	1.18%	96	6.9000	1.384900
							Retail	18	192,000,000.00	27.02%	95	6.3598	2.079326
New Hampshire	1	15,000,000.00	2.11%	94	6.6990	1.899100
							Self Storage	1	11,150,000.00	1.57%	95	6.5700	1.219300
New York	13	207,219,050.78	29.16%	95	6.5974	1.415274
							Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
Pennsylvania	1	9,767,592.55	1.37%	95	6.2500	2.610000

South Carolina	2	58,574,051.55	8.24%	95	6.1450	2.617400

Texas	4	88,277,956.13	12.42%	95	6.3742	2.612847

Wisconsin	2	21,626,206.49	3.04%	96	6.8935	1.145768

Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7500 or less	6	93,000,000.00	13.09%	95	5.6186	3.077963	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.7501 to 6.0000	13	111,000,000.00	15.62%	74	5.8807	1.796064	13 months to 24 months	12	230,215,030.13	32.40%	96	6.4584	1.808964
	6.0001 to 6.2500	4	111,341,644.10	15.67%	95	6.1098	1.995975	25 months or greater	35	480,399,827.37	67.60%	90	6.2621	2.078919
	6.2501 to 6.5000	5	95,955,958.69	13.50%	95	6.3290	2.049903	Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
	6.5001 to 6.7500	10	145,213,217.95	20.43%	95	6.6397	1.783691
	6.7501 to 7.0000	7	110,734,162.62	15.58%	95	6.8668	1.568886
	7.0001 or greater	2	43,369,874.14	6.10%	96	7.0944	1.795465
	Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	1	65,000,000.00	9.15%	59	5.8331	1.586500	Interest Only	34	488,480,000.00	68.74%	90	6.1679	2.007260
	85 months or greater	46	645,614,857.50	90.85%	95	6.3753	2.032234	358 months or less	13	222,134,857.50	31.26%	95	6.6727	1.956725
	Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		17	131,230,247.02	18.47%	95	5.8734	2.786761			No outstanding loans in this group
	12 months or less	25	544,831,059.24	76.67%	91	6.4311	1.852497
	13 months to 24 months	5	34,553,551.24	4.86%	95	6.3816	1.162191
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	710,614,857.50	100.00%	92	6.3257	1.991463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310968521	IN	Rancho Cucamonga	CA	Actual/360	5.833%	326,491.57	0.00	0.00	N/A	07/11/31	--	65,000,000.00	65,000,000.00	08/11/26
2	310968885	RT	Grapevine	TX	Actual/360	6.264%	215,760.00	0.00	0.00	N/A	07/01/34	--	40,000,000.00	40,000,000.00	08/01/26
2A	328680002	RT	Grapevine	TX	Actual/360	6.264%	107,880.00	0.00	0.00	N/A	07/01/34	--	20,000,000.00	20,000,000.00	08/01/26
3	310967377	LO	Myrtle Beach	SC	Actual/360	6.145%	232,678.36	41,328.66	0.00	N/A	07/11/34	--	43,971,867.25	43,930,538.59	08/11/26
3A	328680003	LO	Myrtle Beach	SC	Actual/360	6.145%	77,559.45	13,776.22	0.00	N/A	07/11/34	--	14,657,289.18	14,643,512.96	08/11/26
4	310967128	OF	Newport Beach	CA	Actual/360	5.666%	146,371.67	0.00	0.00	N/A	07/11/34	--	30,000,000.00	30,000,000.00	08/11/26
4A	310968954	OF	Newport Beach	CA	Actual/360	5.666%	14,637.17	0.00	0.00	N/A	07/11/34	--	3,000,000.00	3,000,000.00	08/11/26
4B	303281072	OF	Newport Beach	CA	Actual/360	5.666%	97,581.11	0.00	0.00	N/A	07/11/34	--	20,000,000.00	20,000,000.00	08/11/26
4C	328680004	OF	Newport Beach	CA	Actual/360	5.666%	9,758.11	0.00	0.00	N/A	07/11/34	--	2,000,000.00	2,000,000.00	08/11/26
5	310967292	LO	Ocean City	MD	Actual/360	6.845%	312,398.19	0.00	0.00	N/A	07/11/34	--	53,000,000.00	53,000,000.00	08/11/26
6	328410001	RT	Jacksonville	FL	Actual/360	5.948%	22,604.26	0.00	0.00	N/A	06/01/34	--	4,413,265.94	4,413,265.94	08/01/26
6A	328410101	RT	Jacksonville	FL	Actual/360	5.948%	10,905.85	0.00	0.00	N/A	06/01/34	--	2,129,263.72	2,129,263.72	08/01/26
6B	328410111	RT	Jacksonville	FL	Actual/360	5.948%	16,286.03	0.00	0.00	N/A	06/01/34	--	3,179,692.56	3,179,692.56	08/01/26
6C	328410201	RT	Jacksonville	FL	Actual/360	5.948%	1,422.75	0.00	0.00	N/A	06/01/34	--	277,777.78	277,777.78	08/01/26
6D	328410301	RT	Jacksonville	FL	Actual/360	5.948%	45,208.52	0.00	0.00	N/A	06/01/34	--	8,826,531.87	8,826,531.87	08/01/26
6E	328410401	RT	Jacksonville	FL	Actual/360	5.948%	21,811.70	0.00	0.00	N/A	06/01/34	--	4,258,527.44	4,258,527.44	08/01/26
6F	328410501	RT	Jacksonville	FL	Actual/360	5.948%	32,572.06	0.00	0.00	N/A	06/01/34	--	6,359,385.13	6,359,385.13	08/01/26
6G	328410601	RT	Jacksonville	FL	Actual/360	5.948%	2,845.49	0.00	0.00	N/A	06/01/34	--	555,555.56	555,555.56	08/01/26
6H	328410701	RT	Jacksonville	FL	Actual/360	5.948%	36,166.81	0.00	0.00	N/A	06/01/34	--	7,061,225.50	7,061,225.50	08/01/26
6I	328410801	RT	Jacksonville	FL	Actual/360	5.948%	17,449.36	0.00	0.00	N/A	06/01/34	--	3,406,821.95	3,406,821.95	08/01/26
6J	328410901	RT	Jacksonville	FL	Actual/360	5.948%	26,057.65	0.00	0.00	N/A	06/01/34	--	5,087,508.11	5,087,508.11	08/01/26
6K	328411001	RT	Jacksonville	FL	Actual/360	5.948%	2,276.40	0.00	0.00	N/A	06/01/34	--	444,444.44	444,444.44	08/01/26
7	470140760	MF	New York	NY	Actual/360	6.030%	223,277.50	0.00	0.00	N/A	08/01/34	--	43,000,000.00	43,000,000.00	08/01/26
8	328680008	RT	New York	NY	Actual/360	6.702%	230,846.67	0.00	0.00	N/A	06/06/34	--	40,000,000.00	40,000,000.00	08/06/26
9	328671004	LO	Phoenix	AZ	Actual/360	5.550%	38,233.33	0.00	0.00	N/A	08/06/34	--	8,000,000.00	8,000,000.00	08/06/26
9A	310967582	OF	Phoenix	AZ	Actual/360	5.550%	143,375.00	0.00	0.00	N/A	08/06/34	--	30,000,000.00	30,000,000.00	08/06/26
10	301741701	OF	Brooklyn	NY	Actual/360	7.092%	187,132.21	22,373.49	0.00	N/A	08/06/34	--	30,642,247.63	30,619,874.14	08/06/26
11	301741700	OF	Brooklyn	NY	Actual/360	6.721%	143,015.25	19,945.99	0.00	N/A	08/06/34	--	24,710,939.36	24,690,993.37	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	328680012	RT	New York	NY	Actual/360	6.550%	135,366.67	0.00	0.00	N/A	08/01/34	--	24,000,000.00	24,000,000.00	08/01/26
13	301271916	MU	Dallas	TX	Actual/360	6.502%	123,176.78	0.00	0.00	N/A	06/06/34	--	22,000,000.00	22,000,000.00	08/06/26
14	470140600	MF	Islip	NY	Actual/360	6.390%	112,251.00	0.00	0.00	N/A	07/01/34	--	20,400,000.00	20,400,000.00	08/01/26
15	328670002	MU	Chicago	IL	Actual/360	6.853%	118,023.89	0.00	0.00	N/A	08/06/34	--	20,000,000.00	20,000,000.00	08/06/26
16	310967171	LO	Exeter	NH	Actual/360	6.699%	86,528.75	0.00	0.00	N/A	06/11/34	--	15,000,000.00	15,000,000.00	08/11/26
17	328680017	MF	Milwaukee	WI	Actual/360	6.880%	82,666.73	10,796.06	0.00	N/A	08/01/34	--	13,953,499.52	13,942,703.46	08/01/26
18	301741703	RT	Thatcher	AZ	Actual/360	6.500%	76,122.22	0.00	0.00	N/A	08/06/34	--	13,600,000.00	13,600,000.00	08/06/26
19	301741696	MF	Peekskill	NY	Actual/360	7.100%	77,952.08	0.00	0.00	N/A	07/06/34	--	12,750,000.00	12,750,000.00	08/06/26
20	310967650	SS	Phoenix	AZ	Actual/360	6.570%	63,081.12	0.00	0.00	N/A	07/11/34	--	11,150,000.00	11,150,000.00	08/11/26
21	470140790	MF	Warminster	PA	Actual/360	6.250%	52,616.84	8,954.88	0.00	N/A	07/01/34	--	9,776,547.43	9,767,592.55	08/01/26
22	301741702	RT	Adrian	MI	Actual/360	6.900%	49,910.00	0.00	0.00	N/A	08/06/34	--	8,400,000.00	8,400,000.00	08/06/26
23	328680023	MF	Milwaukee	WI	Actual/360	6.918%	45,806.99	5,888.70	0.00	N/A	08/01/34	--	7,689,391.73	7,683,503.03	08/01/26
24	301741697	OF	Dallas	TX	Actual/360	6.980%	37,762.44	4,730.99	0.00	N/A	08/06/34	--	6,282,687.12	6,277,956.13	08/06/26
25	470139240	MF	New York	NY	Actual/360	6.720%	26,040.00	0.00	0.00	N/A	07/01/34	--	4,500,000.00	4,500,000.00	08/01/26
26	470141630	MF	Brooklyn	NY	Actual/360	6.500%	10,957.36	1,684.00	0.00	N/A	07/01/34	--	1,957,642.69	1,955,958.69	08/01/26
27	470140720	MF	Hollis and Queens Vil NY		Actual/360	6.660%	10,303.99	1,483.07	0.00	N/A	07/01/34	--	1,796,685.02	1,795,201.95	08/01/26
28	470141190	MF	Bronx	NY	Actual/360	6.770%	8,336.50	0.00	0.00	N/A	06/01/34	--	1,430,000.00	1,430,000.00	08/01/26
29	470141480	MF	New York	NY	Actual/360	6.740%	6,255.98	871.29	0.00	N/A	07/01/34	--	1,077,893.92	1,077,022.63	08/01/26
30	470141260	MF	New York	NY	Actual/360	6.710%	5,778.06	0.00	0.00	N/A	06/01/34	--	1,000,000.00	1,000,000.00	08/01/26
Totals							3,871,539.87	131,833.35	0.00				710,746,690.85	710,614,857.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,326,961.48	21,231,749.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	46,128,205.60	11,433,644.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,951,486.13	20,557,609.82	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,098,389.81	2,935,739.53	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,703,229.51	7,612,104.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	47,447,600.83	11,898,615.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,657,212.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,375,187.00	3,548,597.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	30,348,915.60	31,524,193.02	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,010,889.52	2,507,577.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,767,925.05	1,608,384.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	2,511,439.25	645,236.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	43,690,501.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	777,254.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	21,894,474.92	19,883,111.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,239,543.74	2,172,613.99	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,386,325.96	325,066.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,136,416.73	331,252.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,632,400.27	710,293.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	914,630.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,929,430.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	911,229.90	220,651.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	875,378.97	188,506.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	700,786.60	335,010.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	256,320.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	124,184.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	517,070.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	47,996.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	82,494.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	52,991.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	319,496,872.59	139,669,957.68				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325677%	6.295802%	92
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325716%	6.295842%	93
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325766%	6.295893%	94
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325805%	6.295932%	95
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325855%	6.295982%	96
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325894%	6.296021%	97
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.325965%	6.296093%	98
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326003%	6.296131%	99
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326040%	6.296168%	100
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326088%	6.296217%	101
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326125%	6.296254%	102
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326173%	6.296302%	103
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		65,000,000	65,000,000	0		0
> 60 Months		645,614,858	645,614,858	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	710,614,858	710,614,858	0	0	0	0
Jul-26	710,746,691	710,746,691	0	0	0	0
Jun-26	710,906,258	710,906,258	0	0	0	0
May-26	711,036,459	711,036,459	0	0	0	0
Apr-26	711,194,454	711,194,454	0	0	0	0
Mar-26	711,323,039	711,323,039	0	0	0	0
Feb-26	711,536,663	711,536,663	0	0	0	0
Jan-26	711,663,328	711,663,328	0	0	0	0
Dec-25	711,789,283	711,789,283	0	0	0	0
Nov-25	711,943,194	711,943,194	0	0	0	0
Oct-25	712,067,581	712,067,581	0	0	0	0
Sep-25	712,219,982	712,219,982	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27